DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS [Text Block]
7.	DISCONTINUED OPERATIONS

In November 2017, the Company announced that it intended to dispose of its subsidiary which held the Karaburun project in Turkey (being the Company's only project). The Company has relinquished the Karaburun project and discontinued its operations in Turkey effective at the end of 2017, and is currently evaluating new business opportunities.

As a result of the foregoing, the assets and liabilities related to the Karaburun project were re-classified as held for sale as at December 31, 2017 and the comparative period. For the year ended December 31, 2018, all assets and liabilities held for sale were disposed of.

The operating results of the discontinued operations were as follows:
		For the year ended
	December 31,	December 31,	December 31,
	2019	2018	2017
Expenses
Professional fees	—	—	2,149
General and administrative expenses	—	—	10,867
Impairments	—	—	295
Depreciation and amortization	—	—	24
Net operating loss	—	—	(13,335)
Foreign exchange (loss) gain	—	(173)	304
Net loss from discontinued operations	—	(173)	(13,031)

The cash flows from discontinued operations were as follows:

		For the year ended
	December 31,	December 31,	December 31,
	2019	2018	2017
Net loss from discontinued operations	$—	$(173)	$(13,031)
Add items not affecting cash:
Depreciation	—	—	24
Impairments	—	—	295
Change in non-cash working capital items
Prepaids and advances	—	3,703	7,567
Accounts payable	—	(5,358)	4,676
Cash utilized in operating activities - discontinued operations	—	(1,827)	(469)
Cash outflows from discontinued operations	—	(1,827)	(469)
Cash - discontinued operations	—	—	1,827